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                         DEUTSCHE INVESTORS FUNDS, INC.
                                One South Street
                           Baltimore, Maryland 21202

                                 April 4, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:  Deutsche Investors Funds, Inc. (the "Company")
     1933 Act File No. 333-07008
     1940 Act File No. 811-8227

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company hereby certifies that the definitive forms of the prospectus and statement of additional information of Deutsche Investors Funds, Inc., on behalf of the Global Financial Services Fund, Global Biotechnology Fund and Global Technology Fund, dated March 30, 2001, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Company, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 15 on March 30, 2001.

If you have any questions regarding this certification, please call me at
(410) 895-3776.

                             Very truly yours,

                             /s/ Daniel O. Hirsch
                             --------------------
                             Daniel O. Hirsch
                             Assistant Secretary